SCA Absolute Return Fund

Investor Class: SCARX

SCA Directional Fund

Investor Class: SCADX

each a series of Northern Lights Fund Trust

Supplement dated June 3, 2013 to the Prospectus dated October 29, 2012

_____________________________________

Inflection Partners, Inc. (“Inflection”) is no longer managing any portion of the assets of the SCA Absolute Return Fund or SCA Directional Fund (each a “Fund” and collectively referred to as the “Funds”), and the Funds’ investment adviser does not expect to allocate any of the Funds’ assets to Inflection to manage in the future. References in the Funds’ Prospectus and Statement of Additional Information to Inflection or its portfolio manager should be disregarded.

Effective March 31, 2013, Mark Myers is no longer a portfolio manager for the Funds. All reference in the Prospectus to Mr. Myers should be removed.

Effective June 1, 2013, the Adviser has engaged V2 Capital, LLC to serve as sub-adviser to the Funds.  The Adviser, on behalf of itself and on behalf of the funds it advises or may advise in the future, has received an order from the Securities and Exchange Commission that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval.  The order eliminates the need for a shareholders meeting and vote to approve sub-advisers.  Shareholders will be notified if and when a new sub-adviser is employed by the adviser.

The following is to be included under the relevant headings throughout the Prospectus.

SUB-ADVISER:  V2 Capital, LLC

SUB-ADVISER:  V2 Capital, LLC, 2700 Patriot Blvd, Suite 140, Glenview, IL 60026, serves as sub-adviser to the Funds.  Subject to the authority of the Board of Trustees and oversight by the Adviser, the sub-adviser is responsible for management of a portion of Fund's equity market neutral investment portfolio according to the Fund's investment objective, policies and restrictions.  Pursuant to a sub-advisory agreement between the Adviser and sub-adviser, the sub-adviser is entitled to receive an annual sub-advisory fee on the equity market neutral portion of each Fund's average daily net assets which it manages.  The sub-adviser is paid by the Adviser not the Fund.

SUB-ADVISERS PORTFOLIO MANAGERS:

V2

Brett Novosel, CFA

Mr. Novosel is a portfolio manager for V2 Capital as well as responsible for managing the trading operations of V2. He also manages V2’s research group and is a member of V2’s investment committee. Prior to joining V2 in 2004, Mr. Novosel specialized in equity derivatives at Bear Stearns & Co. Inc. and later worked with Nuveen Investments. He also held consulting positions with Andersen Consulting (now Accenture). Mr. Novosel earned his MBA from the University of Chicago with concentrations in Analytical Finance and Accounting and his B.S. in Mechanical Engineering from the University of Illinois (Urbana/Champaign). He holds the CFA Institute Chartered Financial Analyst designation.

Victor Viner

Mr. Viner is responsible for overseeing all aspects of V2 Capital’s strategies and products and also serves as the chair of V2 Capital's investment committee. His business career features more than 25 years of success in capital markets, trading and other entrepreneurial ventures. Prior to founding V2 Capital, Mr. Viner co-founded and was President and CIO of Volaris Advisors, a multibillion dollar asset management firm that specialized in volatility management and equity derivatives trading. Volaris was acquired by Credit Suisse Group in 2003, and then he became a Managing Director at Credit Suisse. Mr. Viner held that position until he left in 2004 to start V2 Capital. Before co-founding Volaris, he was one of the senior members of UBS’s Global Executive Group, responsible for overseeing and developing yield enhancement and risk management solutions for the bank’s top private clients. Mr. Viner began his career at the Chicago Board of Options Exchange (CBOE) as an independent market maker and institutional trader. Mr. Viner earned his B.S. in Finance from Arizona State University and attended Rush Medical School.

Michael Holleb, CPA

Mr. Holleb is responsible for managing V2 Capital’s accounting, compliance, technology and business administration. Prior to joining V2 Capital in 2004, Mr. Holleb was a Manager with Michael J. Liccar & Co., a CPA firm specializing in Hedge Fund accounting and administration. He also worked with several large institutional brokerage firms, including Prudential Financial, where he specialized in Managed Derivative Portfolios. Mr. Holleb previously managed a team responsible for the trading and operations of hedge funds and mutual funds as well as serving as the compliance officer for a forex and futures broker. Mr. Holleb earned his B.S. in Finance from Indiana University and is a Certified Public Accountant.

_________________________

This Supplement, and the Prospectus dated October 29, 2012, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-855-282-1100.

SCA Absolute Return Fund

Investor Class: SCARX

SCA Directional Fund

Investor Class: SCADX

each a series of Northern Lights Fund Trust

Supplement dated June 3, 2013 to the

Statement of Additional Information dated May 17, 2013

_____________________________________

Inflection Partners, Inc. (“Inflection”) is no longer managing any portion of the assets of the SCA Absolute Return Fund or SCA Directional Fund (each a “Fund” and collectively referred to as the “Funds”), and the Funds’ investment adviser does not expect to allocate any of the Funds’ assets to Inflection to manage in the future. References in the Funds’ Prospectus and Statement of Additional Information to Inflection or its portfolio manager should be disregarded.

Effective March 31, 2013, Mark Myers is no longer a portfolio manager for the Funds. All reference in the Statement of Additional Information to Mr. Myers should be removed.

Effective June 1, 2013 the Adviser has engaged V2 Capital, LLC to serve as sub-adviser to the Funds. The following is to be included under the relevant headings throughout the Statement of Additional Information.

V2 Capital, LLC, 2700 Patriot Blvd, Suite 140, Glenview, IL 60026,  serves as sub-adviser to the Funds.  Subject to the authority of the Board of Trustees and oversight by the Adviser, the sub-adviser is responsible for management of a portion of each Fund's equity market neutral investment portfolio according to the Fund's investment objective, policies and restrictions.  Pursuant to a sub-advisory agreement between the Adviser and sub-adviser, the sub-adviser is entitled to receive an annual sub-advisory fee on the equity market neutral portion of each Fund's average daily net assets which it manages.  The sub-adviser is paid by the Adviser not the Funds.

PORTFOLIO MANAGERS

Information with respect to the V2 portfolio managers is hereby added to the SAI:

The Sub-Adviser portfolio managers are Rick Franzen, Mark D. Coe, Michael Grant, John C. Conti, Peter Lupoff, Brett Novosel, Victor Viner and Michael Holleb.  As of March 31, 2013, Mr. Franzen, Mr. Coe, Mr. Grant, Mr. Conti and Mr. Lupoff were responsible for the portfolio management of the following types of accounts in addition to the Fund. And as of June 1, 2013, Brett Novosel, Victor Viner and Michael Holleb will be responsible for the portfolio management of the following types of accounts in addition to the Fund:

Sub-Adviser Portfolio Managers

V2

Brett Novosel Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	n/a	n/a	n/a
Other Pooled Investment Vehicles	1	$27	1	$0
Other Accounts	1	$225	0	$0

Victor Viner Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	n/a	n/a	n/a
Other Pooled Investment Vehicles	1	$27	1	$0
Other Accounts	1	$225	0	$0

Michael Holleb Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	n/a	n/a	n/a
Other Pooled Investment Vehicles	1	$27	1	$0
Other Accounts	1	$225	0	$0

Compensation.

V2

The Sub-Adviser’s portfolio managers are paid a fixed base salary and a bonus.  The bonus is based upon the quality of investment analysis and the management of the funds for which they serve as portfolio manager.  Portfolio managers who oversee accounts with significantly different fee structures are generally compensated by discretionary bonus rather than a set formula to help reduce potential conflicts of interest.  At times, the Sub-Adviser and affiliates manage accounts with incentive fees.

_________________________

This Supplement, and the Statement of Additional Information dated May 17, 2013, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-855-282-1100.